Other non-current assets - Summary of Other Non-current Assets (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss		€ 1,027	€ 808	€ 823
Pre-funded pension obligations		156	271	269
Long-term prepaid expenses		152	114	286
Non current loans and receivables	[1]	502	591	452
Derivative financial instruments		0	0	0
Other non-current assets		3,753	3,218	3,095
Non-current finance lease receivables		116	132
Other current assets		3,826	3,455	3,532
Non-current finance lease receivables, gross		181	195
BioAtrium
Disclosure Of Other Non Current Assets [Line Items]
Other current assets				156
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		1,559	1,088	936
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		€ 357	€ 346	€ 329

[1]	(a)As of December 31, 2024, this line includes:
–Loan of €149 million to the BioAtrium joint venture which matures on December 1, 2031, of which €156 million was recognized in "Other current assets" as of December 31, 2022;
–a receivable under a sub-lease amounting to €116 million (€181 million before discounting), versus €132 million (or €195 million before discounting) as of December 31, 2023